REVENUE CLASSES AND CONCENTRATIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue by product/service lines:
Retail	$ 479,830	$ 2,024,011	$ 2,309,535	$ 405,970
Distribution	1,845	2,649	2,931	15,591
Services	13,387,175	4,059,563	19,473,683	387,341
Total			21,786,149	808,902
Revenue by subsidiary:
Singlepoint (parent company)	10,699	15,060	26,888	35,326
Boston Solar	13,362,072	3,839,773	19,124,124	0
Total	13,868,850	6,086,223
Box Pure Aire	467,635	2,005,860	2,277,732	348,877
Direct Solar America	10,800	108,386	177,879	241,042
DIGS	3,341	5,741	7,846	37,358
Energy Wyze	14,303	111,403	171,680	146,299
Total revenue			$ 21,786,149	$ 808,902
Total revenue	$ 13,868,850	$ 6,086,223